Invesco V.I. Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
VICPB-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2019
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–46.68%
Aerospace & Defense–0.06%
Moog, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	$2,000	$2,035
TransDigm, Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	2,000	2,062
Sr. Unsec. Sub. Gtd. Global Notes, 6.38%, 06/15/2026	3,000	2,981
Triumph Group, Inc.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/2025	2,000	1,915
Sr. Unsec. Sub. Gtd. Global Notes, 4.88%, 04/01/2021	2,000	1,960
		10,953
Agricultural & Farm Machinery–0.02%
Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	5,000	4,631
Air Freight & Logistics–0.01%
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	2,000	2,052
Airlines–2.83%
American Airlines Pass Through Trust,
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	28,180	28,399
Series 2016-3, Class B, Sec. Third Lien Pass Through Ctfs., 3.75%, 10/15/2025	31,907	31,331
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 02/15/2029	37,800	38,115
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 02/15/2025	29,961	30,887
Series 2017-2, Class A, Sec. Second Lien Pass Through Ctfs., 3.60%, 10/15/2029	44,755	43,289
Series 2017-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.70%, 10/15/2025	34,180	33,418
Delta Air Lines Pass Through Trust, 2019-1 Class A, Second Lien Sec. Pass Through Ctfs., 3.40%, 04/25/2024	10,000	10,060
Delta Air Lines, Inc.,
Sr. Unsec. Global Notes, 2.88%, 03/13/2020	27,000	26,957
3.63%, 03/15/2022	45,000	45,340
3.80%, 04/19/2023	24,000	24,285
Principal Amount		Value
Airlines–(continued)
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.20%, 11/15/2027	$96,786	$95,760
United Airlines Pass Through Trust,
Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	33,627	34,180
Series 2018-1, Class A, Sec. Second Lien Pass Through Ctfs., 3.70%, 03/01/2030	45,199	44,100
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 03/01/2030	56,990	56,333
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 04/01/2021	656	668
		543,122
Alternative Carriers–0.05%
CenturyLink, Inc.,
Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	2,000	2,087
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	1,000	1,060
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	5,000	5,074
5.25%, 03/15/2026	2,000	2,000
		10,221
Aluminum–0.01%
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	2,000	2,050
Apparel Retail–0.02%
L Brands, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	2,000	2,085
6.88%, 11/01/2035	2,000	1,738
		3,823
Apparel, Accessories & Luxury Goods–0.02%
Hanesbrands, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2026(b)	3,000	2,975
Asset Management & Custody Banks–0.35%
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	64,000	63,128
Prime Security Services Borrower LLC/ Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	4,000	4,210
		67,338
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Auto Parts & Equipment–0.06%
Dana, Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	$5,000	$5,000
Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	1,000	883
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	4,000	3,708
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	2,000	2,052
		11,643
Automobile Manufacturers–0.86%
General Motors Financial Co., Inc.,
Series B, Jr. Unsec. Sub. Global Notes, 6.50%(c)	40,000	36,871
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	39,000	39,061
Hyundai Capital America, Sr. Unsec. Notes, 4.30%, 02/01/2024(b)	83,000	85,418
J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	4,000	4,031
		165,381
Automotive Retail–0.04%
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	2,000	2,017
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	2,000	2,080
Penske Automotive Group, Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	4,000	3,955
		8,052
Brewers–0.25%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/23/2029	45,000	47,960
Broadcasting–0.04%
Gray Escrow, Inc., Sr. Unsec. Notes, 7.00%, 05/15/2027(b)	2,000	2,130
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	2,000	2,035
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	3,000	3,077
		7,242
Building Products–0.03%
Standard Industries, Inc.,
Sr. Unsec. Notes, 6.00%, 10/15/2025(b)	3,000	3,156
5.00%, 02/15/2027(b)	3,000	2,911
		6,067
Cable & Satellite–0.85%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes, 5.75%, 09/01/2023	2,000	2,045
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	11,000	11,550
Principal Amount		Value
Cable & Satellite–(continued)
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.38%, 04/01/2038	$25,000	$25,206
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/2025	20,000	20,944
4.60%, 10/15/2038	30,000	32,218
4.95%, 10/15/2058	31,000	34,307
CSC Holdings, LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	5,000	5,356
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 5.20%, 09/20/2047	15,000	14,629
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	8,000	6,750
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	2,000	1,993
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	5,000	5,388
Sirius XM Radio, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2024(b)	2,000	2,080
		162,466
Casinos & Gaming–0.08%
Boyd Gaming Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	3,000	3,127
6.00%, 08/15/2026	2,000	2,058
MGM Resorts International, Sr. Unsec. Gtd. Notes, 7.75%, 03/15/2022	5,000	5,537
Scientific Games International, Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	2,000	2,113
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	2,000	1,980
		14,815
Coal & Consumable Fuels–0.03%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	6,000	6,090
Commodity Chemicals–0.03%
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)	2,000	1,860
Valvoline, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	4,000	4,080
		5,940
Communications Equipment–0.03%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	6,000	5,856
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Construction & Engineering–0.01%
William Lyon Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/01/2023	$2,000	$1,945
Construction Machinery & Heavy Trucks–0.19%
Meritor, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	3,000	3,098
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	6,000	5,977
Wabtec Corp.,
Sr. Unsec. Gtd. Global Notes, 4.40%, 03/15/2024	25,000	25,443
4.95%, 09/15/2028	2,000	2,031
		36,549
Consumer Finance–0.22%
Ally Financial, Inc.,
Sr. Unsec. Global Notes, 5.13%, 09/30/2024	3,000	3,161
4.63%, 03/30/2025	2,000	2,043
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	2,000	2,095
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 03/15/2026(b)	23,000	23,402
Navient Corp.,
Sr. Unsec. Global Notes, 7.25%, 09/25/2023	7,000	7,420
Sr. Unsec. Medium-Term Notes, 8.00%, 03/25/2020	2,000	2,085
7.25%, 01/25/2022	2,000	2,128
		42,334
Copper–0.17%
First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	2,000	2,037
Freeport-McMoRan, Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	9,000	8,235
Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 5.88%, 04/23/2045	18,000	20,336
Taseko Mines Ltd. (Canada), Sr. Sec. Gtd. First Lien Notes, 8.75%, 06/15/2022(b)	2,000	1,850
		32,458
Data Processing & Outsourced Services–0.03%
First Data Corp., Sec. Gtd. Second Lien Notes, 5.75%, 01/15/2024(b)	6,000	6,192
Distillers & Vintners–0.11%
Constellation Brands, Inc., Sr. Unsec. Gtd. Global Floating Rate Notes, 3.38% (3 mo. USD LIBOR + 0.70%), 11/15/2021(d)	22,000	22,013
Principal Amount		Value
Diversified Banks–8.21%
Bank of America Corp.,
Series FF, Jr. Unsec. Sub. Notes, 5.88%(c)	$20,000	$20,323
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	85,000	92,278
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/2022(b)	150,000	162,211
BNP Paribas S.A. (France),
Jr. Unsec. Sub. Notes, 6.63%(b)(c)	200,000	200,656
Unsec. Sub. Floating Rate Notes, 4.38% (5 yr. U.S. Swap Rate + 1.48%), 03/01/2033(b)(e)	58,000	56,986
Citigroup, Inc.,
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	25,000	25,255
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	30,000	31,603
Sr. Unsec. Global Floating Rate Notes, 2.88% (3 mo. USD LIBOR + 0.95%), 07/24/2023(d)	20,000	19,888
3.67% (3 mo. USD LIBOR + 1.39%), 07/24/2028(d)	75,000	74,947
Corp. Andina de Fomento (Supranational), Sr. Unsec. Global Notes, 4.38%, 06/15/2022	50,000	51,976
HSBC Holdings PLC (United Kingdom),
Jr. Unsec. Sub. Global Bonds, 6.00%(c)	200,000	198,595
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	45,000	46,421
JPMorgan Chase & Co.,
Series CC, Jr. Unsec. Sub. Global Notes, 4.63%(c)	50,000	46,574
Series I, Jr. Unsec. Sub. Global Notes, 6.22%(c)	50,000	50,324
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	40,000	39,830
Series W, Jr. Unsec. Sub. Global Floating Rate Notes, 3.68% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	65,000	51,732
Sr. Unsec. Global Floating Rate Notes, 3.66% (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	65,000	64,877
Sr. Unsec. Global Notes, 3.78%, 02/01/2028(e)	35,000	35,715
Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	65,000	64,282
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	35,000	34,851
Nordea Bank Abp (Finland), Jr. Unsec. Sub. Notes, 6.63%(b)(c)	200,000	199,750
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Notes, 6.00%, 12/19/2023	5,000	5,343
		1,574,417
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Chemicals–2.29%
Chemours Co. (The),
Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	$5,000	$5,188
7.00%, 05/15/2025	2,000	2,110
Sasol Financing USA LLC (South Africa),
Sr. Unsec. Gtd. Global Notes, 5.88%, 03/27/2024	200,000	212,327
6.50%, 09/27/2028	200,000	218,632
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	2,000	1,902
		440,159
Diversified Metals & Mining–0.23%
Hudbay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	4,000	4,120
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	38,000	40,587
		44,707
Diversified REITs–1.21%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2024	2,000	2,047
STORE Capital Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2029	25,000	25,402
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	200,000	204,500
		231,949
Drug Retail–0.76%
CVS Pass Through Trust, Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	133,583	145,313
Electric Utilities–0.15%
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057(e)	29,000	29,559
Electronic Equipment & Instruments–0.03%
Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	6,000	5,917
Environmental & Facilities Services–0.06%
Core & Main L.P., Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	5,000	4,914
Hulk Finance Corp. (Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	4,000	3,800
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	2,000	1,935
		10,649
Principal Amount		Value
Financial Exchanges & Data–1.59%
Moody’s Corp.,
Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	$110,000	$114,178
Sr. Unsec. Global Notes, 4.88%, 02/15/2024	138,000	148,192
5.25%, 07/15/2044	35,000	39,654
MSCI, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2025(b)	3,000	3,165
		305,189
Food Distributors–0.02%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	4,000	4,110
Food Retail–0.03%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	6,000	6,090
Gas Utilities–0.06%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
Sr. Unsec. Global Notes, 5.63%, 05/20/2024	4,000	4,085
5.88%, 08/20/2026	2,000	2,005
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes, 6.50%, 05/01/2021	2,000	1,763
Sr. Unsec. Gtd. Global Notes, 6.75%, 06/15/2023	2,000	1,755
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	2,000	1,958
		11,566
Health Care Equipment–0.21%
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	2,000	2,039
Zimmer Biomet Holdings, Inc., Sr. Unsec. Global Floating Rate Notes, 3.38% (3 mo. USD LIBOR + 0.75%), 03/19/2021(d)	38,000	37,886
		39,925
Health Care Facilities–0.12%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	2,000	2,060
HCA, Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.50%, 06/15/2047	4,000	4,275
Sr. Unsec. Gtd. Notes, 5.88%, 02/15/2026	10,000	10,825
5.38%, 09/01/2026	2,000	2,110
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Health Care Facilities–(continued)
Tenet Healthcare Corp.,
Sr. Unsec. Global Notes, 8.13%, 04/01/2022	$2,000	$2,159
6.75%, 06/15/2023	2,000	2,067
		23,496
Health Care REITs–0.73%
HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	71,000	72,999
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	4,000	4,080
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	20,000	19,922
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	40,000	42,178
		139,179
Health Care Services–0.77%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	2,000	1,978
Cigna Corp.,
Sr. Sec. Floating Rate Notes, 3.68% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)(d)	43,000	42,816
Sr. Sec. Notes, 3.40%, 09/17/2021(b)	36,000	36,400
Cigna Holding Co., Sr. Unsec. Notes, 4.50%, 03/15/2021	45,000	46,214
DaVita, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	2,000	1,924
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(f)	2,000	2,022
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	6,000	5,557
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 01/15/2027(b)	3,000	3,041
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	2,000	2,000
Surgery Center Holdings, Inc.,
Sr. Unsec. Gtd. Notes, 8.88%, 04/15/2021(b)	1,000	1,048
6.75%, 07/01/2025(b)	2,000	1,820
10.00%, 04/15/2027(b)	2,000	2,035
		146,855
Homebuilding–0.89%
Beazer Homes USA, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 03/15/2022	3,000	3,145
6.75%, 03/15/2025	3,000	2,850
KB Home, Sr. Unsec. Gtd. Notes, 8.00%, 03/15/2020	2,000	2,088
Lennar Corp.,
Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	2,000	2,170
5.25%, 06/01/2026	5,000	5,162
Principal Amount		Value
Homebuilding–(continued)
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	$174,000	$149,640
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/2020	2,000	2,078
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	3,000	3,075
		170,208
Hotels, Resorts & Cruise Lines–0.29%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 3.70%, 03/15/2028	57,000	55,039
Household Products–0.21%
Reynolds Group Holdings, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	35,857	35,947
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	2,064
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	2,000	2,025
		40,036
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	5,000	5,200
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	2,000	2,067
		7,267
Industrial Machinery–0.41%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	8,000	7,420
EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/2026(b)	2,000	2,020
Ingersoll-Rand Luxembourg Finance S.A.,
Sr. Unsec. Gtd. Global Notes, 3.50%, 03/21/2026	19,000	19,200
3.80%, 03/21/2029	32,000	32,551
4.50%, 03/21/2049	15,000	15,490
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	2,000	1,970
		78,651
Integrated Oil & Gas–0.43%
BP Capital Markets America, Inc., Sr. Unsec. Gtd. Global Notes, 3.41%, 02/11/2026	27,000	27,597
Petrobras Global Finance B.V. (Brazil),
Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	14,000	13,902
6.90%, 03/19/2049	20,000	19,828
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	23,000	21,793
		83,120
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–1.16%
AT&T, Inc.,
Sr. Unsec. Global Notes, 5.70%, 03/01/2057	$35,000	$38,060
Sr. Unsec. Gtd. Global Notes, 5.15%, 02/15/2050	141,000	144,607
Cincinnati Bell, Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	1,851
Frontier Communications Corp., Sr. Sec. First Lien Gtd. Notes, 8.00%, 04/01/2027(b)	3,000	3,105
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 7.20%, 07/18/2036	5,000	5,102
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.81%, 03/15/2039	27,000	29,080
		221,805
Interactive Media & Services–0.22%
Match Group, Inc., Sr. Unsec. Notes, 5.63%, 02/15/2029(b)	42,000	42,682
Internet & Direct Marketing Retail–0.31%
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	61,000	59,435
Investment Banking & Brokerage–1.55%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	34,000	36,460
Goldman Sachs Group, Inc. (The),
Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	55,000	55,069
Series P, Jr. Unsec. Sub. Notes, 5.00%(c)	40,000	37,009
Sr. Unsec. Notes, 3.27%, 09/29/2025(e)	50,000	49,403
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec. Global Notes, 4.15%, 01/23/2030	49,000	44,956
Morgan Stanley, Sr. Unsec. Global Notes, 3.59%, 07/22/2028(e)	75,000	74,562
		297,459
Leisure Facilities–0.01%
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	2,000	1,974
Life & Health Insurance–2.02%
American Equity Investment Life Holding Co., Sr. Unsec. Global Notes, 5.00%, 06/15/2027	40,000	40,693
Athene Holding Ltd., Sr. Unsec. Notes, 4.13%, 01/12/2028	77,000	74,084
MetLife, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	65,000	65,555
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	165,000	171,686
Pacific Life Insurance Co., Unsec. Sub. Notes, 4.30%, 10/24/2067(b)(e)	40,000	35,747
		387,765
Principal Amount		Value
Managed Health Care–0.26%
Centene Corp., Sr. Unsec. Notes, 5.38%, 06/01/2026(b)	$4,000	$4,180
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	1,000	993
UnitedHealth Group, Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	35,000	36,592
WellCare Health Plans, Inc.,
Sr. Unsec. Notes, 5.25%, 04/01/2025	5,000	5,194
5.38%, 08/15/2026(b)	2,000	2,097
		49,056
Metal & Glass Containers–0.06%
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	3,000	3,150
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	2,000	2,065
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(b)	4,000	3,870
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	2,000	1,967
		11,052
Movies & Entertainment–0.03%
Netflix, Inc.,
Sr. Unsec. Global Notes, 5.75%, 03/01/2024	3,000	3,224
Sr. Unsec. Notes, 5.88%, 11/15/2028(b)	2,000	2,117
		5,341
Multi-line Insurance–1.06%
AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(b)	42,000	41,584
American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	20,000	19,332
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Global Notes, 4.85%, 04/17/2028	35,000	34,942
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	100,000	107,261
		203,119
Multi-Utilities–0.48%
CenterPoint Energy, Inc., Series A, Jr. Unsec. Sub. Notes, 6.13%(c)	90,000	91,515
Office REITs–0.21%
Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	40,000	40,420
Office Services & Supplies–0.48%
Pitney Bowes, Inc.,
Sr. Unsec. Global Notes, 3.88%, 10/01/2021	55,000	54,519
4.95%, 04/01/2023	39,000	37,342
		91,861
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Drilling–0.07%
Ensco PLC, Sr. Unsec. Global Notes, 7.75%, 02/01/2026	$6,000	$5,093
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	4,000	3,621
Precision Drilling Corp. (Canada),
Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/2021	1,353	1,370
5.25%, 11/15/2024	2,000	1,880
Transocean, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	2,000	1,720
		13,684
Oil & Gas Equipment & Services–0.02%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	2,000	2,025
SESI LLC, Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	2,000	1,802
		3,827
Oil & Gas Exploration & Production–0.57%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/01/2025	2,000	1,977
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	4,000	4,401
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	2,000	2,020
Centennial Resource Production, LLC, Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2027(b)	2,000	2,025
Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	56,000	56,481
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	2,000	1,115
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	4,000	3,651
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/2026	6,000	5,979
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	3,000	3,281
Oasis Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	2,000	2,005
Parsley Energy, LLC/Parsley Finance Corp., Sr. Unsc. Gtd. Notes, 5.63%, 10/15/2027(b)	2,000	2,005
QEP Resources, Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/2023	2,000	1,895
5.63%, 03/01/2026	2,000	1,820
Sr. Unsec. Notes, 6.88%, 03/01/2021	2,000	2,060
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/01/2022	2,000	2,030
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	4,000	4,020
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Southwestern Energy Co.,
Sr. Unsec. Gtd. Global Notes, 7.50%, 04/01/2026	$2,000	$2,050
7.75%, 10/01/2027	3,000	3,079
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	2,000	2,020
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	3,000	3,041
WPX Energy, Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	2,000	2,030
		108,985
Oil & Gas Refining & Marketing–0.02%
Parkland Fuel Corp. (Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	2,000	2,028
Sunoco L.P. /Sunoco Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 01/15/2023	2,000	2,037
		4,065
Oil & Gas Storage & Transportation–1.79%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	2,000	2,026
Buckeye Partners, L.P., Sr. Unsec. Global Notes, 5.60%, 10/15/2044	30,000	28,898
Energy Transfer Partners, L.P.,
Series A, Jr. Unsec. Sub. Global Notes, 6.25%(c)	2,000	1,893
Sr. Unsec. Gtd. Bonds, 5.88%, 01/15/2024	2,000	2,191
Enterprise Products Operating LLC, Series D, Jr. Unsec. Gtd. Sub. Floating Rate Deb., 4.88% (3 mo. USD LIBOR + 2.99%), 08/16/2077(d)	28,000	25,917
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	2,000	2,074
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(c)	136,000	127,701
SemGroup Corp./Rose Rock Finance Corp., Sr. Unsec. Global Notes, 5.63%, 11/15/2023	2,000	1,888
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	57,000	58,165
5.13%, 02/01/2025	2,000	2,050
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(b)	2,000	2,124
Williams Cos., Inc. (The),
Sr. Unsec. Global Notes, 4.55%, 06/24/2024	4,000	4,227
Sr. Unsec. Notes, 4.13%, 11/15/2020	83,000	84,352
		343,506
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Other Diversified Financial Services–0.67%
Carlyle Finance LLC, Sr. Unsec. Gtd. Notes, 5.65%, 09/15/2048(b)	$52,000	$51,716
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	65,868	68,090
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2024(b)	3,000	3,150
LPL Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	2,000	2,031
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec. Notes, 6.75%, 06/01/2025(b)	2,000	2,025
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	2,000	2,068
		129,080
Packaged Foods & Meats–0.46%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	2,000	1,925
JBS USA Lux S.A./JBS USA Finance, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	2,000	2,058
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	4,000	4,050
Mars, Inc.,
Sr. Unsec. Gtd. Notes, 2.70%, 04/01/2025(b)	42,000	41,849
3.60%, 04/01/2034(b)	17,000	17,136
3.88%, 04/01/2039(b)	22,000	22,216
		89,234
Paper Packaging–0.01%
Plastipak Holdings, Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	2,000	1,880
Paper Products–0.04%
Mercer International, Inc. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/2024	4,000	4,110
Schweitzer-Mauduit International, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 10/01/2026(b)	4,000	4,050
		8,160
Pharmaceuticals–0.18%
Bausch Health Cos. Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	4,000	4,100
GlaxoSmithKline Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 06/01/2022	27,000	27,165
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 08/15/2026(b)	2,000	2,063
Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	2,000	1,961
		35,289
Principal Amount		Value
Property & Casualty Insurance–0.32%
Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	$20,000	$20,798
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	40,000	40,788
		61,586
Publishing–0.03%
Meredith Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2026	6,000	6,345
Railroads–0.01%
Kenan Advantage Group, Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	2,000	1,945
Regional Banks–0.68%
CIT Group, Inc., Sr. Unsec. Global Notes, 5.00%, 08/01/2023	2,000	2,103
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	55,000	57,666
First Niagara Financial Group, Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	35,000	38,685
Synovus Financial Corp., Sr. Unsec. Global Notes, 3.13%, 11/01/2022	33,000	32,645
		131,099
Reinsurance–0.17%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	30,000	32,108
Restaurants–0.29%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	4,000	3,961
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	2,000	2,053
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	2,000	2,049
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	50,000	47,125
		55,188
Retail REITs–0.13%
Regency Centers, L.P., Sr. Unsec. Gtd. Notes, 4.13%, 03/15/2028	25,000	25,714
Security & Alarm Services–0.01%
Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	2,000	1,940
Semiconductor Equipment–0.16%
Lam Research Corp.,
Sr. Unsec. Sub. Global Notes, 4.00%, 03/15/2029	15,000	15,330
4.88%, 03/15/2049	15,000	15,910
		31,240
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Semiconductors–0.38%
Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	$30,000	$30,247
Micron Technology, Inc.,
Sr. Unsec. Global Notes, 5.50%, 02/01/2025	2,000	2,072
5.33%, 02/06/2029	15,000	15,437
Sr. Unsec. Sub. Global Notes, 4.98%, 02/06/2026	25,000	25,492
		73,248
Soft Drinks–0.21%
Keurig Dr Pepper, Inc., Sr. Unsec. Gtd. Notes, 3.55%, 05/25/2021(b)	39,000	39,439
Sovereign Debt–0.75%
Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Notes, 7.13%, 06/28/2117	1,000	741
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 03/25/2024	28,000	30,733
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.00%, 10/02/2023	14,000	14,410
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 4.13%, 08/25/2027	8,000	8,748
Turkey Government International Bond (Turkey), Sr. Unsec. Global Notes, 7.38%, 02/05/2025	68,000	68,510
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Notes, 4.38%, 10/27/2027	20,000	21,133
		144,275
Specialized Consumer Services–0.03%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	2,000	2,013
Sr. Unsec. Notes, 7.45%, 08/15/2027	3,000	3,172
		5,185
Specialized Finance–0.07%
Park Aerospace Holdings Ltd. (Ireland), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/2022(b)	13,000	13,356
Specialized REITs–0.40%
Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80% REIT, 02/15/2028	57,000	56,764
Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	5,000	5,280
GLP Capital L.P./GLP Financing II, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	2,000	2,095
Principal Amount		Value
Specialized REITs–(continued)
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	$2,000	$1,980
Iron Mountain, Inc.,
Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	2,000	2,060
Sr. Unsec. Sub. Gtd. Notes, 5.25%, 03/15/2028(b)	2,000	1,950
Rayonier AM Products, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	4,000	3,770
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	2,000	2,028
		75,927
Specialty Chemicals–0.19%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	2,000	2,065
GCP Applied Technologies, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/15/2026(b)	4,000	4,090
Huntsman International LLC, Sr. Unsec. Global Notes, 4.50%, 05/01/2029	29,000	28,926
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	2,000	2,015
		37,096
Steel–0.13%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.00%, 10/15/2039	2,000	2,284
Cleveland-Cliffs, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	4,000	3,840
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	15,000	15,150
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	4,000	3,930
		25,204
Systems Software–0.37%
Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	24,000	26,846
VMware, Inc., Sr. Unsec. Global Notes, 2.30%, 08/21/2020	45,000	44,605
		71,451
Technology Distributors–0.19%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	35,000	35,828
Technology Hardware, Storage & Peripherals–1.11%
Apple, Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	20,000	21,406
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Technology Hardware, Storage & Peripherals–(continued)
Dell International LLC/EMC Corp.,
Sr. Sec. First Lien Gtd. Notes, 4.00%, 07/15/2024(b)	$40,000	$40,352
4.90%, 10/01/2026(b)	20,000	20,398
Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	62,000	66,744
8.35%, 07/15/2046(b)	49,000	59,304
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	4,000	4,242
		212,446
Tobacco–0.39%
Altria Group, Inc.,
Sr. Unsec. Gtd. Global Notes, 4.40%, 02/14/2026	28,000	28,866
3.88%, 09/16/2046	55,000	45,334
		74,200
Trading Companies & Distributors–1.21%
Air Lease Corp.,
Sr. Unsec. Global Notes, 3.88%, 04/01/2021	85,000	86,247
3.38%, 06/01/2021	60,000	60,313
3.00%, 09/15/2023	64,000	62,645
Aircastle Ltd.,
Sr. Unsec. Notes, 5.50%, 02/15/2022	2,000	2,100
5.00%, 04/01/2023	2,000	2,081
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	4,000	3,945
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	4,000	4,005
Herc Rentals, Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	2,000	2,127
United Rentals (North America), Inc.,
Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/2026	6,000	6,330
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	2,000	2,025
		231,818
Trucking–0.35%
Aviation Capital Group LLC,
Sr. Unsec. Floating Rate Notes, 3.42% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	22,000	21,874
Sr. Unsec. Notes, 4.13%, 08/01/2025(b)	31,000	30,948
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	2,000	1,917
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(b)	12,000	12,060
		66,799
Principal Amount		Value
Wireless Telecommunication Services–2.28%
Sprint Communications, Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	$4,000	$4,115
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec. Gtd. First Lien Notes, 4.74%, 03/20/2025(b)	200,000	202,750
5.15%, 03/20/2028(b)	209,000	214,225
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	10,000	10,700
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	6,000	6,263
		438,053
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,856,724)		8,956,253
U.S. Government Sponsored Agency Mortgage-Backed Securities–19.82%
Collateralized Mortgage Obligations–1.85%
Freddie Mac Multifamily Securitization,
Series K731, Class A2, Pass Through Ctfs., 3.60%, 02/25/2025(e)	79,000	82,629
Series K071, Class A2, Pass Through Ctfs., 3.29%, 11/25/2027	50,000	51,525
Series K062, Class A1, Pass Through Ctfs., 3.03%, 09/25/2026	25,771	26,191
Freddie Mac Multifamily Securitization, Series K087, Class A1, Pass Through Ctfs.,
3.59%, 10/25/2027	87,372	91,093
3.77%, 12/25/2028	72,100	76,986
Freddie Mac Whole Loan Securities Trust, Series 2016-2, Class M3, Pass Through Ctfs., 3.50%, 05/25/2047	26,640	26,678
		355,102
Federal Home Loan Mortgage Corp. (FHLMC)–3.34%
Pass Through Ctfs.,
6.50%, 07/01/2031 to 08/01/2032	1,213	1,343
Pass Through Ctfs., TBA,
3.50%, 05/01/2049(g)	488,000	494,748
4.00%, 05/01/2049(g)	140,000	143,990
		640,081
Federal National Mortgage Association (FNMA)–11.65%
Pass Through Ctfs.,
7.50%, 04/01/2029	989	1,056
3.50%, 12/01/2030	44,100	45,209
6.50%, 09/01/2031	744	848
7.00%, 09/01/2032	4,887	5,139
4.50%, 12/01/2048	64,191	67,245
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Federal National Mortgage Association (FNMA)–(continued)
Pass Through Ctfs., TBA,
2.50%, 05/01/2034(g)	$291,000	$289,160
3.00%, 05/01/2034 to 05/01/2049(g)	829,000	829,844
3.50%, 05/01/2034 to 05/01/2049(g)	657,000	667,169
4.00%, 05/01/2049(g)	320,000	328,925
		2,234,595
Government National Mortgage Association (GNMA)–2.98%
Pass Through Ctfs.,
7.50%, 06/15/2023	1,407	1,470
8.50%, 11/15/2024	830	832
7.00%, 07/15/2031 to 08/15/2031	835	936
6.50%, 11/15/2031 to 03/15/2032	2,109	2,317
6.00%, 11/15/2032	1,141	1,276
Pass Through Ctfs., TBA,
3.00%, 05/01/2049(g)	345,000	346,456
4.00%, 05/01/2049(g)	212,000	218,791
		572,078
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,802,070)		3,801,856

Asset-Backed Securities–15.07%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs., 4.60%, 02/25/2035(e)	12,672	12,770
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, Pass Through Ctfs., 3.65%, 09/25/2048(b)(e)	51,323	51,715
Series 2019-2, Class A1, Pass Through Ctfs., 3.63%, 03/25/2049(b)(e)	119,000	119,184
Angel Oak Mortgage Trust, LLC, Series 2017-3, Class A1, Variable Rate Pass Through Ctfs., 2.71%, 11/25/2047(b)(e)	22,784	22,737
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, Variable Rate Pass Through Ctfs., 3.99%, 09/15/2048(e)	70,000	72,854
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, Floating Rate Pass Through Ctfs., 3.27% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(d)	100,000	100,079
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 3.53% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(d)	100,000	99,766
Series 2017-BIOC, Class D, Floating Rate Pass Through Ctfs., 4.08% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(d)	100,000	100,211
Principal Amount		Value

Chase Mortgage Trust,
Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(e)	$63,759	$64,354
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(e)	71,139	71,289
Commercial Mortgage Trust,
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs.–Class CMB, 3.68%, 05/10/2048(b)(e)	150,000	150,861
Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.54%, 08/10/2048(e)	72,000	75,261
Series 2016-GCT, Class B, Pass Through Ctfs., 3.09%, 08/10/2029(b)	100,000	99,317
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, Variable Rate Pass Through Ctfs., 4.54%, 06/25/2034(e)	23,994	24,297
CSWF, Series 2018-TOP, Class B, Floating Rate Pass Through Ctfs., 3.78% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(d)	100,000	100,002
DB Master Finance LLC,
Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)	66,240	66,314
Series 2019-1A, Class A23, Pass Through Ctfs., 4.35%, 05/20/2049(b)	50,000	50,563
Series 2019-1A, Class A2II, Pass Through Ctfs., 4.02%, 05/20/2049(b)	50,000	50,475
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Variable Rate Pass Through Ctfs., 4.25%, 04/19/2036(e)	62,189	56,581
Golub Capital Partners CLO 41 B Ltd, Series 2019-41A, Class A, Floating Rate Pass Through Ctfs., 1.00% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(d)	146,000	146,022
HMH Trust, Series 2017-NSS, Class A, Pass Through Ctfs., 3.06%, 07/05/2031(b)	100,000	99,882
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, Variable Rate Pass Through Ctfs., 3.45%, 01/25/2059(b)(e)	100,000	99,999
Invitation Homes Trust, Series 2017- SFR2, Class C, Floating Rate Pass Through Ctfs., 3.93% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(d)	100,000	100,263
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 4.34% (1 mo. USD LIBOR + 0.25%), 11/25/2035(d)	16,322	16,489
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(e)	$463	$462
Series 2017-CLS, Class A, Floating Rate Pass Through Ctfs., 3.18% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(d)	99,000	98,617
Series 2017-CLS, Class B, Floating Rate Pass Through Ctfs., 3.33% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(d)	49,000	48,735
Series 2017-CLS, Class C, Floating Rate Pass Through Ctfs., 3.48% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(d)	33,000	32,863
Series 2019-L2, Class A4, Pass Through Ctfs., 4.07%, 03/15/2052	80,000	85,224
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, Pass Through Ctfs., 3.47%, 04/25/2049(b)(e)	100,000	100,155
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 4.43% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(d)	100,000	100,175
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, Variable Rate Pass Through Ctfs., 4.60%, 09/25/2034(e)	15,419	15,623
Structured Asset Securities Corp., Series 2003-34A, Class 5A5, Variable Rate Pass Through Ctfs., 4.46%, 11/25/2033(e)	69,725	70,385
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3, Variable Rate Pass Through Ctfs., 4.53%, 04/25/2045(e)	54,647	55,312
Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 4.31%, 07/25/2045(e)	26,265	25,898
Towd Point Mortgage Trust, Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(e)	64,425	63,850
UBS Commercial Mortgage Trust, Series 2019-C16, Pass Through Ctfs., 3.60%, 04/15/2052	80,000	81,953
Verus Securitization Trust, Series 2019-INV1, Class A1, Pass Through Ctfs., 3.40%, 12/25/2059(b)(e)	100,000	100,155
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 4.98%, 12/25/2034(e)	18,559	18,952
Wendy’s Funding LLC, Series 2018-1A, Class A2II, Pass Through Ctfs., 3.88%, 03/15/2048(b)	59,250	58,487
Principal Amount		Value

WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, Pass Through Ctfs., 4.70%, 04/15/2045	$80,000	$82,746
Total Asset-Backed Securities (Cost $2,885,654)		2,890,877
U.S. Treasury Securities–11.87%
U.S. Treasury Bills–0.13%
2.43%, 06/27/2019(h)(i)	25,000	24,858
U.S. Treasury Bonds–3.41%
3.38%, 11/15/2048	585,900	653,702
U.S. Treasury Notes–8.33%
2.50%, 02/28/2021	38,000	38,158
2.38%, 03/15/2022	175,200	176,038
2.38%, 02/29/2024	140,300	141,309
2.50%, 02/28/2026	316,900	320,713
2.63%, 02/15/2029	904,800	922,525
		1,598,743
Total U.S. Treasury Securities (Cost $2,230,911)		2,277,303
Shares
Preferred Stocks–0.79%
Diversified Banks–0.07%
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	11	14,216
Investment Banking & Brokerage–0.72%
Morgan Stanley, 6.88%, Series F, Pfd.	5,000	138,250
Total Preferred Stocks (Cost $138,976)		152,466
Principal Amount
Variable Rate Senior Loan Interests–0.22%(j)
Other Diversified Financial Services–0.22%
Refinitiv US Holdings, Inc., Term Loan B, 6.56% (3 mo. USD LIBOR + 3.75%), 10/01/2025 (Cost $43,482)(d)	$43,591	42,400
Shares
Common Stocks & Other Equity Interests–0.00%
Diversified Support Services–0.00%
ACC Claims Holdings, LLC (k)(l)	73,980	444
Other Diversified Financial Services–0.00%
Adelphia Recovery Trust, Series ACC-1(k)(m)	87,412	44
Total Common Stocks & Other Equity Interests (Cost $22,181)		488

Money Market Funds–22.39%
Invesco Government & Agency Portfolio-Institutional Class, 2.33%(n)	1,501,859	1,501,859
Invesco Liquid Assets Portfolio-Institutional Class, 2.48%(n)	1,077,264	1,077,587
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Shares		Value

Invesco Treasury Portfolio-Institutional Class, 2.31%(n)	1,716,410	$1,716,411
Total Money Market Funds (Cost $4,295,763)		4,295,857
TOTAL INVESTMENTS IN SECURITIES–116.84% (Cost $22,275,761)		22,417,500
OTHER ASSETS LESS LIABILITIES–(16.84)%		(3,231,756)
NET ASSETS–100.00%		$19,185,744
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TBA	– To Be Announced
Unsec.	– Unsecured
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2019 was $5,076,815, which represented 26.46% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2019.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2019.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1H.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Non-income producing security.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(m)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4	June-2019	$852,375	$3,304	$3,304
U.S. Treasury 5 Year Notes	7	June-2019	810,797	5,030	5,030
U.S. Treasury Long Bonds	3	June-2019	448,969	12,555	12,555
U.S. Treasury Ultra Bonds	3	June-2019	504,000	20,223	20,223
Subtotal—Long Futures Contracts				41,112	41,112
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1	June-2019	$(124,219)	$(1,627)	$(1,627)
U.S. Treasury 10 Year Ultra Bonds	9	June-2019	(1,195,031)	(22,033)	(22,033)
Subtotal—Short Futures Contracts				(23,660)	(23,660)
Total Futures Contracts				$17,452	$17,452
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
05/28/2019	Goldman Sachs International	EUR	145,145	USD	165,747	$2,163
Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is
Invesco V.I. Core Plus Bond Fund

B.
Securities Transactions and Investment Income — (continued)
recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.
When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of,
Invesco V.I. Core Plus Bond Fund

G.
Futures Contracts — (continued)
the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as
Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of
Assets and Liabilities.
H.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.
I.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Significant Accounting Policies
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$8,956,253	$—	$8,956,253
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,801,856	—	3,801,856
Asset-Backed Securities	—	2,890,877	—	2,890,877
U.S. Treasury Securities	—	2,277,303	—	2,277,303
Preferred Stocks	152,466	—	—	152,466
Variable Rate Senior Loan Interests	—	42,400	—	42,400
Common Stocks & Other Equity Interests	44	—	444	488
Money Market Funds	4,295,857	—	—	4,295,857
Total Investments in Securities	4,448,367	17,968,689	444	22,417,500
Other Investments - Assets*
Futures Contracts	41,112	—	—	41,112
Forward Foreign Currency Contracts	—	2,163	—	2,163
	41,112	2,163	—	43,275
Invesco V.I. Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	(23,660)	—	—	(23,660)
Total Other Investments	$17,452	$2,163	$—	$19,615
Total Investments	$4,465,819	$17,970,852	$444	$22,437,115
*	Unrealized appreciation (depreciation).
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2019:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded	$-	$41,112	$41,112
Unrealized appreciation on forward foreign currency contracts outstanding	2,163	-	2,163
Total Derivative Assets	2,163	41,112	43,275
Derivatives not subject to master netting agreements	-	(41,112)	(41,112)
Total Derivative Assets subject to master netting agreements	$2,163	$-	$2,163
	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded	$-	$(23,660)	$(23,660)
Derivatives not subject to master netting agreements	-	23,660	23,660
Total Derivative Liabilities subject to master netting agreements	$-	$-	$-
Effect of Derivative Investments for the three months ended March 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$1,237	$-	$1,237
Futures contracts	-	11,324	11,324
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	3,006	-	3,006
Futures contracts	-	(5,850)	(5,850)
Total	$4,243	$5,474	$9,717
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$167,791	$3,774,651
Invesco V.I. Core Plus Bond Fund